Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Commercial paper	$ 5,000,000,000	$ 2,000,000,000
Credit facility, financial covenant	As of June 30, 2015, we were in compliance with the only financial covenant in both credit agreements, which requires us to maintain a coverage ratio of at least three times earnings before interest, taxes, depreciation, and amortization to interest expense, as defined in the credit agreements.
Credit facility, drawn	$ 0	0
Long-term debt	30,300,000,000	20,600,000,000
Long-term debt fair value	30,500,000,000	21,500,000,000
Cash paid for interest	620,000,000	509,000,000	$ 371,000,000
Unamortized discount	$ 156,000,000	$ 100,000,000
Commercial paper
Debt Instrument [Line Items]
Commercial paper, weighted average interest rate	0.11%	0.12%
Commercial paper | Lower Limit
Debt Instrument [Line Items]
Commercial paper, maturity term	8 days	86 days
Commercial paper | Upper Limit
Debt Instrument [Line Items]
Commercial paper, maturity term	63 days	91 days
Credit Facility Expire on November 4th 2015
Debt Instrument [Line Items]
Credit facility	$ 5,000,000,000
Credit facility, expiration date	Nov. 04, 2015
Credit Facility Expire on November 14th 2018
Debt Instrument [Line Items]
Credit facility	$ 5,000,000,000
Credit facility, expiration date	Nov. 14, 2018